Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable Consists	Accounts receivable consists of the following:
	As of September 30,
	2023	2022
Accounts receivable	$11,014,909	$15,975,717
Less: allowance for doubtful accounts	(347,306)	(791,827)
Accounts receivable, net	$10,667,603	$15,183,890

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts movement is as follows:
	As of September 30,
	2023	2022
Beginning balance	$791,827	$446,527
Additions	-	419,353
Bad debt recovery	(439,327)	-
Foreign currency translation adjustments	(5,194)	(74,053)
Ending balance	$347,306	$791,827